Convertible Preferred Stock and Preferred Stock Warrants - Preferred stock warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 19, 2016	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Term of the Consulting Agreement	12 months
Monthly retainer amount	$ 50
Preferred stock warrant liability	$ 600
Fair Value Adjustment of Warrants		$ 200	$ 0	$ 200
Series A Preferred stock
Class of Warrant or Right [Line Items]
Number of shares called by warrants issued in lieu of monthly retainer	147,201
Exercise price of warrants (in dollars per share)	$ 0.01
Shares issued upon exercise of warrants		73,601
From the date of issuance | Series A Preferred stock
Class of Warrant or Right [Line Items]
Term of warrants	10 years
After the closing of a firm commitment underwritten initial public offering | Series A Preferred stock
Class of Warrant or Right [Line Items]
Term of warrants	3 years